REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 15,831	$ 14,600	$ 30,991	$ 29,143
Revenue	19,406	18,083	37,986	36,027
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,029	4,946	9,776	9,952
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,802	9,654	21,215	19,191
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,395	1,107	2,527	2,232
Revenue	2,277	2,429	4,371	4,413
Asset management | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	358	301	657	569
Asset management | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,037	806	1,870	1,663
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,793	4,944	11,518	9,804
Revenue	6,721	5,737	13,297	11,362
Infrastructure | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0	0
Infrastructure | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,793	4,944	11,518	9,804
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,198	6,240	12,207	12,444
Revenue	7,026	6,964	13,837	13,941
Private Equity | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,245	4,279	8,387	8,594
Private Equity | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,953	1,961	3,820	3,850
Real Estate1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	645	545	1,202	1,176
Revenue	1,202	1,007	2,374	2,471
Real Estate1 [Member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	359	293	649	670
Real Estate1 [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	286	252	553	506
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,800	1,764	3,537	3,487
Revenue	2,049	1,853	3,902	3,699
Energy | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	67	73	83	119
Energy | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,733	$ 1,691	$ 3,454	$ 3,368